Associated companies	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Associated companies	Associated companies
As of December 31, 2024 and 2023, associated companies accounted for under the equity method of accounting consisted of the following:

	% Ownership as of December 31, 2024	As of December 31,
		2024	2023
Shannon Engine Support Ltd (“SES”)	50.0	$958,707	$797,185
AerDragon Aviation Partners Limited and its Subsidiaries (“AerDragon”)	16.7	86,669	91,898
Other	9.5-39.3	83,518	82,434
		$1,128,894	$971,517
Our share of undistributed earnings of investments in which our ownership interest is less than 50% was $56 million and $63 million as of December 31, 2024 and 2023, respectively.